Note 18 - Equity Line Discount (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Oct. 19, 2011	Sep. 30, 2011
Equity Line Discount		$ 23,406
Change in Fair Value of Obligation	$ 23,406